Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (335,174)	$ (488,804)	$ (606,632)
Effects of profit and loss	(11,385)	46,436	136,171
Acquired in business combinations	(642,273)
Other comprehensive income	(66,957)	107,194	(18,343)
Ending Balance	(1,055,789)	(335,174)	(488,804)
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	4,863		(1,204)
Effects of profit and loss	2,549	4,863	2,935
Other comprehensive income	971		(1,731)
Ending Balance	8,383	4,863
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	25,309	(3,161)	(27,644)
Effects of profit and loss	3,234	1,986	83,377
Other comprehensive income	5,056	26,484	(58,894)
Ending Balance	33,599	25,309	(3,161)
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,089)	(1,461)	(1,702)
Effects of profit and loss	92	89	101
Other comprehensive income	(218)	283	140
Ending Balance	(1,215)	(1,089)	(1,461)
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(394,725)	(528,757)	(618,567)
Effects of profit and loss	(58,653)	42,855	48,546
Acquired in business combinations	(642,273)
Other comprehensive income	(78,853)	91,177	41,264
Ending Balance	(1,174,504)	(394,725)	(528,757)
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	30,468	44,575	42,485
Effects of profit and loss	41,393	(3,357)	1,212
Other comprehensive income	6,087	(10,750)	878
Ending Balance	$ 77,948	$ 30,468	$ 44,575